Compensation of the Management Board and the supervisory board	12 Months Ended
Dec. 31, 2017
Compensation of the Management Board and the supervisory board
Compensation of the Management Board and the supervisory board

28.   Compensation of the Management Board and the supervisory board

I. Compensation of the Management Board of the General Partner

        The total compensation of the members of the Management Board of Fresenius Medical Care Management AG for the fiscal year 2017 amounted to €23,302 (2016: €23,626) and consisted of non-performance-related compensation (including additional benefits) in the total amount of €5,768 (2016: €5,535), short-term performance-related compensation in the total amount of €8,640 (2016: €8,641) and components with long-term incentive effects (multi-year variable remuneration) in the total amount of €8,894 (2016: €9,450). Components with long-term incentive effects, which were granted in or for the 2017 fiscal year, include exclusively share-based compensation with cash settlement.

        Under the Fresenius Medical Care Long-Term Incentive Plan 2016 (hereinafter: "LTIP 2016"), a total of 73,746 performance shares (in 2016: 79,888) were allocated to the members of the Management Board of Fresenius Medical Care Management AG, in the fiscal year 2017. The fair value of the performance shares granted in the fiscal year 2017 was €75.12 (in 2016: €76.80) each for grants denominated in euro and $86.39 (in 2016: $85.06) each for grants denominated in US-Dollar on the grant date.

        Due to the fact that the targets were met in the fiscal year 2017, in addition to the performance shares granted under the LTIP 2016, the Management Board members of Fresenius Medical Care Management AG were entitled to further share-based compensation with cash settlement in the amount of €3,418 (2016: €3,281).

        At the end of fiscal year 2017, the members of the Management Board of Fresenius Medical Care Management AG held a total of 150,993 performance shares (2016: 79,888) and 73,432 phantom stock (2016: 81,019). In addition, they held a total of 819,491 stock options at the end of fiscal year 2017 (2016: 1,010,784 stock options).

        As of December 31, 2017, aggregate pension obligations of €21,753 (December 31, 2016: €24,908) existed relating to existing pension commitments. In the fiscal year 2017, the appropriation to the pension reserves amounted to €212 (2016: €4,035).

        In the fiscal year 2017, no loans or advance payments of future compensation components were made to members of the Management Board of Fresenius Medical Care Management AG.

        To the extent permitted by law, Fresenius Medical Care Management AG undertook to indemnify the members of the Management Board from claims against them arising out of their work for the Company and its affiliates, if such claims exceed their liability under German law. To secure such obligations, the Company has concluded a Directors & Officers liability insurance with an excess in compliance with the specifications according to German stock corporation law. The indemnity covers each member of the Management Board during their respective term on the Management Board and also for claims that arise in connection therewith after the respective termination of their term.

        Mr. Dominik Wehner, who was a member of the Management Board until the end of December 31, 2017, receives all compensation components he is entitled to for the fiscal year. It was agreed with respect to the compensation components he is entitled to by contract for the period from January 1, 2018 to March 31, 2022 that Mr. Dominik Wehner will receive annual basic compensation of €425 and an annual bonus of 30% of his basic compensation and that he is entitled to fringe benefits such as the private use of his company car, contributions to financial planning, insurance benefits and contributions to pension and health insurance in a total amount of approximately €42 p.a. The compensation components granted to Mr. Dominik Wehner under the Fresenius Medical Care Long-Term Incentive Program 2011, the LTIP 2016 and the Share Based Award must be paid or can be exercised, as the case may be, by the relevant regular vesting date pursuant to the applicable conditions. Except for the Share Based Award for 2017, Mr. Dominik Wehner will no longer be granted any components with long-term incentive effects as of the fiscal year 2018 (including).

        In the fiscal year, Mr. Ronald Kuerbitz, who was a member of the Management Board until February 17, 2017, received fixed compensation (in the amount of €109) and fringe benefits (in the amount of €43). For the fiscal year 2017, Mr. Ronald Kuerbitz was not granted any one-year or multi-year variable compensation components. The long-term compensation components in the amount of €977 granted and vested by February 17, 2017 pursuant to the applicable conditions were fully paid to him in the fiscal year 2017. All long-term compensation components granted and not vested by February 17, 2017 have been cancelled without substitution. As of February 17, 2017, Mr. Ronald Kuerbitz receives annual non-compete compensation of €538 for the post-employment non-compete obligation agreed. In addition, Mr. Ronald Kuerbitz received one-off compensation of €852 which had been agreed with him in the context of his resignation from the Management Board of the General Partner. The payment of this compensation is linked to the successful completion of various projects, part of which have not yet been completed as at the time of the agreement, and thus ensures that Mr. Ronald Kuerbitz's involvement even after his resignation from the Management Board. After the end of his service agreement, he acts as advisor to National Medical Care, Inc. as of August 14, 2017 until the end of August 13, 2018. The consideration to be granted for such services (including reimbursement of expenses) amounts to €55 for the fiscal year.

        Mr. Roberto Fusté, who resigned the Management Board as of March 31, 2016, received pension payments in the amount of €239 (2016: €0) in the fiscal year. Additionally, Mr. Roberto Fusté received a compensation in connection with his post-contractual non-compete clause in the amount of €377 as well as an advisory fee in the amount of €377 as agreed in the agreement for his advisory to the Chairman of the Management Board concluded on the occasion of the termination of his service agreement with effect as of December 31, 2016.

        To Prof. Emanuele Gatti, who was a member of the Management Board until March 31, 2014, pension payments were made in the fiscal year 2017 in a total amount of €338 (2016: €338) without any fringe benefits during the fiscal year (2016: €7). Prof. Emanuele Gatti was additionally granted and paid in the fiscal year 2017 a partial compensation in connection with his post-contractual non-compete clause in the amount of €163 (2016: €488).

        Dr. Rainer Runte, who also resigned from office as a member of the Management Board effective from March 31, 2014, did not receive any annual non-compete compensation in the fiscal year for his post-contractual non-compete obligation, since it was not effective anymore in the fiscal year (2016: €486). A consulting agreement was entered into with Dr. Rainer Runte for the period beginning March 1, 2017 which term meanwhile has been extended until March 31, 2018. The annual consideration to be granted by Fresenius Medical Care Management AG for such services amounts to €165 for the fiscal year.

        Fresenius Medical Care Management AG and Dr. Ben Lipps, the Chairman of the Management Board until December 31, 2012, entered into a consulting agreement, in lieu of a pension agreement, for the period January 1, 2013 to December 31, 2022; meanwhile, the term of this agreement has been reduced in the fiscal year 2017 to December 31, 2021. On the basis of this consulting agreement during the fiscal year a consulting compensation amounting to €580 (2016: €585) including the reimbursement of expenses were paid to Dr. Ben Lipps.

        Other than that, the former members of the Management Board of Fresenius Medical Care Management AG did not receive any compensation in the fiscal year 2017. As of December 31, 2017 the pension obligations vis-à-vis these persons amounted to a total of €21,930 (December 31, 2016: €20,469).

        A post-employment non-competition covenant was agreed upon with all members of the Management Board. If such covenant becomes applicable, the Management Board members receive a compensation for non-competition amounting to half of their respective annual fixed compensation for each year of the respective application of the non-competition covenant, up to a maximum of two years.

        FMC-AG & Co. KGaA publishes detailed and individualized information for each member of the Management Board of Fresenius Medical Care Management AG on the components of their compensation as well as on the shares owned by members of the Management Board in its Compensation Report, which is part of the management report and which can be accessed on Company's website under http://www.freseniusmedicalcare.com/en/home/investors/corporate-governance/declaration-of-compliance/.

II. Compensation of the supervisory board

        In fiscal year 2017 the total compensation fees to all members of the Supervisory Board of FMC-AG & Co. KGaA amounted to €876 (2016: €552). This includes a fixed compensation of €409 (2016: €366) as well as a compensation to all members of the Audit Committee of €185 (2016: €179). Additionally, for the previous year the entitlement to a payment of variable performance-related compensation of €282 (2016: €0) was generated. Furthermore, in fiscal year 2017 the members of the Supervisory Board which are also members of the Joint Committee of FMC-AG & Co. KGaA, receive attendance fees of €0 (2016: €7) pursuant to Article 13e para. 3 of the articles of association.

        The compensation of the supervisory board of the Fresenius Medical Care Management AG and the compensation of its Committees was, in compliance with article 7 para. 3 of the Articles of Association of FMC-AG & Co. KGaA, charged to FMC-AG & Co. KGaA. In fiscal year 2017 the total compensation for the members of the supervisory board of the Fresenius Medical Care Management AG amounted to €1,039 (2016: €714). This includes fixed compensation components for the work in the supervisory board in the amount of €357 (2016: €330) and compensation components for the work in the Committees of €447 (2016: €384). Additionally, for the previous year the entitlement to a payment of variable performance-related compensation of €235 (2016: €0) was generated.